BNY Mellon Short Term Municipal Bond Fund
Statement of Investments
December 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.6%
Alabama — 2.8%
Black Belt Energy Gas District, Revenue Bonds Ser. D	5.00	11/1/2029	500,000	525,749
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1(a)	4.00	12/1/2025	1,250,000	1,251,484
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000	1,050,049
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A(a)	3.45	10/1/2031	1,000,000	987,506
				3,814,788
Arizona — 3.9%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2029	525,000	563,544
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2025	600,000	602,917
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	2,565,000	2,708,429
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	1,345,000	1,348,614
				5,223,504
California — 2.6%
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	5.00	5/15/2025	350,000	351,952
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000	1,266,143
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	2,000,000	1,880,648
				3,498,743
Colorado — .4%
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	596,055
Connecticut — .7%
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,011,227
Florida — 5.1%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B1(a)	5.00	10/1/2029	1,000,000	1,065,040
Lee County Industrial Development Authority, Revenue Bonds, Refunding Ser. 1	5.00	4/1/2029	1,600,000	1,708,085
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,151,113
Venice, FL, Revenue Bonds (Village on The Isle Project) Ser. B3(b)	4.25	1/1/2030	850,000	849,999
Village Community Development District No. 15, Special Assessment Bonds(b)	3.75	5/1/2029	475,000	472,936
Village Community Development District No. 15, Special Assessment Bonds(b)	4.25	5/1/2028	700,000	706,428
				6,953,601
Georgia — .8%
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2026	1,100,000	1,118,833
Illinois — 7.0%
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,630,000	1,713,719
Cook County, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,032,774
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	500,000	541,395

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.6% (continued)
Illinois — 7.0% (continued)
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. C	5.00	12/1/2025	3,680,000	3,746,255
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000	1,041,096
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2029	1,250,000	1,360,868
				9,436,107
Indiana — 3.3%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	2,950,000	3,119,500
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000	1,304,050
				4,423,550
Iowa — 2.6%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	6.60	5/15/2028	790,000	825,272
PEFA, Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,715,000	2,757,987
				3,583,259
Kentucky — .8%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2029	1,000,000	1,043,693
Louisiana — .7%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000	1,001,456
Maryland — 4.0%
Maryland Community Development Administration, Revenue Bonds (Sustainable Bond) Ser. D2	3.30	1/1/2029	1,500,000	1,477,096
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1(a)	5.00	7/1/2025	4,000,000	3,999,802
				5,476,898
Massachusetts — 1.0%
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2025	750,000	756,171
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2028	500,000	526,192
				1,282,363
Michigan — 2.9%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2029	500,000	534,053
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2027	800,000	838,097
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	7/1/2026	2,000,000	1,936,883
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Medical Center)	5.00	7/1/2025	625,000	628,513
				3,937,546
Missouri — 1.2%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2029	1,000,000	1,046,922
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.00	2/1/2029	595,000	629,111
				1,676,033

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.6% (continued)
Nevada — 2.6%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,298,152
Humboldt County, Revenue Bonds, Refunding (Sierra Pacific Power Company Project) Ser. B	3.55	10/1/2029	1,380,000	1,382,729
North Las Vegas, GO, Refunding Ser. B	5.00	6/1/2029	750,000	808,842
				3,489,723
New Jersey — 4.7%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	859,695
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,344,019
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,357,820
New Jersey Transportation Trust Fund Authority, Revenue Bonds Ser. CC	5.00	6/15/2030	1,000,000	1,091,559
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,670,000	1,748,557
				6,401,650
New Mexico — .7%
New Mexico Finance Authority, Revenue Bonds, Ser. A	5.00	6/15/2025	1,000,000	1,008,612
New York — 7.1%
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,022,062
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(a)	0.60	7/1/2025	985,000	968,384
New York State Dormitory Authority, Revenue Bonds	5.00	10/1/2029	720,000	762,304
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2028	1,500,000	1,553,724
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2027	1,000,000	1,035,258
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2025	2,600,000	2,639,034
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.00	5/15/2029	600,000	654,075
				9,634,841
North Carolina — 2.5%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds (Project Aero)(a)	3.75	11/1/2025	1,000,000	998,286
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B(a)	5.00	2/1/2026	2,000,000	2,033,436
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Obligated Group) Ser. 2024B-1	4.25	10/1/2028	300,000	301,191
				3,332,913
Ohio — 3.6%
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,000,000	975,801
Ohio, Revenue Bonds (Mental Health Facilities Improvement) Ser. A	5.00	6/1/2025	2,790,000	2,811,610
University of Cincinnati, Revenue Bonds, Refunding, Ser. C	5.00	6/1/2029	750,000	811,095
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2029	310,000	330,846
				4,929,352

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.6% (continued)
Pennsylvania — 9.2%
Chester County Industrial Development Authority, Revenue Bonds (Avon Grove Charter School)	5.00	3/1/2027	1,500,000	1,524,664
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2029	525,000	550,760
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000	1,009,216
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000	3,078,707
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2025	1,000,000	1,016,733
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000	198,483
Philadelphia, GO, Ser. A	5.00	5/1/2025	3,000,000	3,017,439
Philadelphia Gas Works Co., Revenue Bonds, Ser. A	5.00	8/1/2029	965,000	1,038,986
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	1,000,000	1,058,113
				12,493,101
Rhode Island — .6%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	740,956
South Carolina — 3.1%
Charleston Educational Excellence Finance Corp., Revenue Bonds, Refunding (Charleston County School District)	5.00	12/1/2028	1,000,000	1,073,457
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,097,854
				4,171,311
Tennessee — 3.1%
Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	2,000,000	2,014,387
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2029	2,025,000	2,167,278
				4,181,665
Texas — 11.4%
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2029	1,115,000	1,186,977
Brazos Higher Education Authority, Revenue Bonds (Student Loan Program) Ser. 1A	5.00	4/1/2025	685,000	686,897
Central Texas Regional Mobility Authority, Revenue Bonds, BAN, Ser. F	5.00	1/1/2025	1,500,000	1,500,000
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,450,000	1,563,932
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2029	1,000,000	1,069,252
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children’s Hospital Obligated Group) Ser. 2024A	5.00	10/1/2029	1,210,000	1,306,278
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,022,444
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/1/2029	1,000,000	1,000,760
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	1,000,000	1,011,363
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	690,737
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. D	5.00	2/1/2029	700,000	753,123
Tarrant County College District, GO	5.00	8/15/2025	2,180,000	2,206,384
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2028	430,000	454,614

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.6% (continued)
Texas — 11.4% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2029	450,000	481,907
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	1/1/2029	500,000	524,557
				15,459,225
U.S. Related — 2.3%
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	998,618	1,004,538
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,073,411
				3,077,949
Virginia — .7%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)(a)	3.65	10/1/2027	1,000,000	1,009,233
Washington — 3.1%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R(a)	2.00	12/1/2025	2,000,000	1,971,011
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	750,000	785,002
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2028	550,000	571,423
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2029	770,000	808,192
				4,135,628
Wisconsin — 2.1%
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)(b)	5.50	12/15/2028	1,800,000	1,803,495
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Forensic Science & Protective Medicine Collaboration)(b)	5.00	8/1/2027	1,000,000	1,017,049
				2,820,544
Total Investments (cost $132,220,139)			96.6%	130,964,359
Cash and Receivables (Net)			3.4%	4,562,669
Net Assets			100.0%	135,527,028

BAN—Bond Anticipation Notes
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $4,849,907 or 3.6% of net assets.

See notes to statement of investments.

Statement of Investments
BNY Mellon Short Term Municipal Bond Fund

December 31, 2024 (Unaudited)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	130,964,359	—	130,964,359

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At December 31, 2024, accumulated net unrealized depreciation on investments was $1,255,780, consisting of $267,200 gross unrealized appreciation and $1,522,980 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.